Inventory (Tables)	9 Months Ended
Sep. 30, 2020
XL Hybrids, Inc [Member]
Inventory [Line Items]
Schedule of Inventory, Current	Inventories consist of the following:

	September 30, 2020	December 31, 2019
Raw Materials	$4,438	$2,297
Work-in-process	40	120
Finished Goods	205	72
Reserve for Obsolescence	(130)	(249)

	$4,553	$2,240